Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class A
Trading Symbol	KINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$112	1.96%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.96%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 247,116,296
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class C
Trading Symbol	KINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$140	2.46%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.46%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 247,116,296
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	No Load Class
Trading Symbol	WWWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$98	1.71%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.71%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 247,116,296
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class A
Trading Symbol	KGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$93	1.64%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,907,902
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class C
Trading Symbol	KGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$121	2.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.14%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,907,902
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	No Load Class
Trading Symbol	WWWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$79	1.39%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,907,902
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class A
Trading Symbol	KNPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.89%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 938,904,468
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class C
Trading Symbol	KNPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.39%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 938,904,468
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Institutional Class
Trading Symbol	KNPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.44%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 938,904,468
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	No Load Class
Trading Symbol	WWNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.64%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 938,904,468
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$104	1.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.89%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,013,792
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$132	2.39%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,013,792
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	1.44%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,013,792
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	No Load Class
Trading Symbol	KSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30,2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$91	1.64%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,013,792
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.65%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.65%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 155,941,058
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$122	2.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.15%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 155,941,058
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KMKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.20%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 155,941,058
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	No Load Class
Trading Symbol	KMKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$80	1.40%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.40%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 155,941,058
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Multi-Disciplinary Income Fund
Class Name	No Load Class
Trading Symbol	KMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 13,631,908
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$13,631,908
Number of Holdings	26
Portfolio Turnover	4%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	6.61%
30-Day SEC Yield Unsubsidized	6.31%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Asset Backed Securities	84.5%
Cash & Other	15.5%

Top 10 Issuers	(% of Net Assets)
Benefit Street Partners CLO Ltd.	7.2%
Apidos CLO	6.3%
Venture CDO Ltd.	5.5%
Babson CLO Ltd./Cayman Islands	4.1%
Fortress Credit BSL Ltd.	3.7%
Regatta Funding Ltd.	3.7%
Rad CLO	3.7%
Magnetite CLO Ltd.	3.7%
ICG US CLO Ltd.	3.7%
Man GLG US CLO	3.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class A
Trading Symbol	LSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$85	1.50%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,283,540
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class C
Trading Symbol	LSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$128	2.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.25%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,283,540
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Institutional Class
Trading Symbol	LSHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	1.25%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,283,540
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	No Load Class
Trading Symbol	LSHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$83	1.45%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.45%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 26,283,540
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/